Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Ivy VIP Corporate Bond
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy VIP Corporate Bond
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

		The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy VIP Corporate Bond seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in corporate bonds (also referred to as corporate “debt securities” or “fixed-income securities”). For this purpose, “corporate bonds” includes any debt security issued by a domestic or foreign company with an initial maturity greater than one year. The Portfolio invests primarily in investment-grade debt securities (including bonds rated BBB- or higher by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Ivy Investment Management Company (IICO), the Portfolio’s investment manager, to be of comparable quality). The Portfolio may invest up to 20% of its net assets in other types of debt securities, including mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (U.S. government securities) and other asset-backed securities. Certain of the mortgage-backed securities in which the Portfolio may invest are not backed by the full faith and credit of the U.S. government and, like other asset-backed securities in which the Portfolio may invest, may be backed only by the pool of assets pledged as security for the transaction. The Portfolio has no limitations regarding the duration or dollar-weighted average of its holdings, may invest in debt securities with varying maturities and can invest in debt securities issued by both domestic and foreign companies, in a variety of sectors and industries. The Portfolio may invest significantly in debt securities payable from the same sector.

In selecting debt securities for the Portfolio’s holdings, IICO initially utilizes a top-down (assessing the market environment) viewpoint by looking at broad economic and financial trends in an effort to anticipate their impact on the fixed-income market and then conducts a bottom-up (researching individual issuers) analysis that considers yield and relative safety of a security. IICO also may look at many other factors, including the issuer’s past, present and estimated future: financial strength; cash flow; management; borrowing requirements; and responsiveness to changes in interest rates and business conditions. Additionally, IICO may consider the maturity of the obligation and the size or nature of the bond issue.

		Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a holding if, in IICO’s opinion, the issuer’s financial strength weakens and/or the yield and relative safety of the security decline. IICO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation. There also is the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security, could affect the security’s liquidity, and could make it more difficult to sell. A downgrade or default affecting any of the Portfolio’s securities could affect the Portfolio’s performance. In general, the longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.
  Extension Risk. A rise in interest rates could cause borrowers to pay back the principal on certain debt securities, such as mortgage-backed or asset-backed securities, more slowly than expected, thus lengthening the average life of such securities. This could cause the value of such securities to be more volatile or to decline more than other fixed-income securities and may magnify the effect of the rate increase on the price of such securities.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that are not associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. In the event that the Portfolio holds material positions in such suspended securities, the Portfolio’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Portfolio could incur significant losses.
  Income Risk. The risk that the Portfolio may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security. The amount and rate of distributions that the Portfolio’s shareholders receive are affected by the income that the Portfolio receives from its portfolio holdings. If the income is reduced, distributions by the Portfolio to shareholders may be less.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially securities with longer maturities. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Portfolio’s debt securities to interest rate risk will increase with any increase in the duration of those securities. A decline in interest rates may cause the Portfolio to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Portfolio’s exposure to risks associated with rising rates. The Portfolio may be subject to heightened interest rate risk as a result of a rise or anticipated rise in interest rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.
  Liquidity Risk. Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity generally is related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Portfolio may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. Certain investments that were liquid when the Portfolio purchased them may become illiquid, sometimes abruptly.
  Management Risk. Portfolio performance is primarily dependent on IICO’s skill in evaluating and managing the Portfolio’s holdings. There can be no guarantee that its decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Portfolio’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk and extension risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, shortening the average lives of such securities, and the Portfolio may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments also would limit the potential for capital appreciation on mortgage-backed and asset-backed securities, thereby reducing the Portfolio’s income. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Rising interest rates typically result in decreased prepayments and longer average lives of such securities. This could cause the value of such securities to be more volatile or decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.
  Certain mortgage-backed securities are U.S. government securities. See U.S. Government Securities Risk for the risks of these types of securities. For non-U.S. government securities, there is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government or supported by the right of the issuer to borrow from the U.S. government.
  Non-Agency Securities Risk. The risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government. These securities may include, but are not limited to, securities issued by non-government entities, asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding securities held by the Portfolio, resulting in the Portfolio reinvesting in securities with lower yields, which may cause a decline in its income.
  Sector Risk. At times, the Portfolio may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Individual sectors may be more volatile, and may perform differently, than the broader market. Companies in the same economic sector may be similarly affected by economic or market events, making the Portfolio more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
  U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for Class II shares of the Portfolio. The table shows the average annual total returns for Class II shares of the Portfolio and also compares the Portfolio’s returns with those of two broad-based securities market indexes and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek a reasonable return with emphasis on preservation of capital. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide current income consistent with preservation of capital. Effective April 30, 2018, the Portfolio changed its name and strategy to reflect a focus on corporate bonds, rather than in bonds generally. Performance prior to April 30, 2018 reflects the Portfolio’s former strategy and may have differed if the Portfolio’s current strategy had been in place.

		The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 800.777.6472 for the Portfolio’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for Class II shares of the Portfolio. The table shows the average annual total returns for Class II shares of the Portfolio and also compares the Portfolio’s returns with those of two broad-based securities market indexes and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 3.58% (the third quarter of 2009) and the lowest quarterly return was -3.05% (the fourth quarter of 2016).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2017
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	(The Portfolio’s benchmark changed from Bloomberg Barclays U.S. Aggregate Bond Index, effective April 30, 2018. IICO believes that the Bloomberg Barclays U.S. Credit Index is more reflective of the types of securities in which the Portfolio invests than the Bloomberg Barclays U.S. Aggregate Bond Index.)
Ivy VIP Corporate Bond | Class II
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	$ 80
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	966
1 Year	rr_ExpenseExampleNoRedemptionYear01	80
3 Years	rr_ExpenseExampleNoRedemptionYear03	249
5 Years	rr_ExpenseExampleNoRedemptionYear05	433
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 966
2008	rr_AnnualReturn2008	0.31%
2009	rr_AnnualReturn2009	7.16%
2010	rr_AnnualReturn2010	6.04%
2011	rr_AnnualReturn2011	7.31%
2012	rr_AnnualReturn2012	5.78%
2013	rr_AnnualReturn2013	(2.09%)
2014	rr_AnnualReturn2014	4.34%
2015	rr_AnnualReturn2015	0.20%
2016	rr_AnnualReturn2016	4.03%
2017	rr_AnnualReturn2017	4.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.05%)
1 Year	rr_AverageAnnualReturnYear01	4.01%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	3.66%
Ivy VIP Corporate Bond | Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.18%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.24%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.42%	[1]
Ivy VIP Corporate Bond | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	4.01%
Ivy VIP Corporate Bond | Lipper Variable Annuity Corporate Debt A Rated Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.13%
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	4.09%

[1]	(The Portfolio’s benchmark changed from Bloomberg Barclays U.S. Aggregate Bond Index, effective April 30, 2018. IICO believes that the Bloomberg Barclays U.S. Credit Index is more reflective of the types of securities in which the Portfolio invests than the Bloomberg Barclays U.S. Aggregate Bond Index.)